Business Segment (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Business segment information
Year Ended or at December 31, 2011
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,343,346	$644,991	$180,332	$(9,935)	$815,388	$45,133	$(23,396)	$5,180,471
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,711,679	215,093	91,348	(8,238)	298,203	32,952	(1,692)	2,041,142
Selling, general and administrative expense	1,779,203	173,949	64,509	(1,697)	236,761	8,609	(12,712)	2,011,861
Adjusted OIBDA (3)	852,464	255,949	24,475	―	280,424	3,572	(8,992)	1,127,468
Depreciation, amortization and accretion expense	573,557	158,554	21,976	―	180,530	3,021	8,668	765,776
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals and exchanges, net	(1,873)	1,158	85	―	1,243	(197)	17	(810)
Operating income (loss)	280,780	96,237	2,414	―	98,651	748	(17,677)	362,502
Significant non-operating items:
Equity in earnings of unconsolidated entities	83,566	8	―	―	8	―	(1,036)	82,538
Gain on investment	11,373	―	―	―	―	―	12,730	24,103
Investments in unconsolidated entities	138,096	3,808	―	―	3,808	―	31,806	173,710
Total assets	6,327,976	1,585,240	118,231	―	1,703,471	68,870	100,688	8,201,005
Capital expenditures	$782,526	$168,801	$22,361	$ ―	$191,162	$3,206	$10,324	$987,218

Year Ended or at December 31, 2010
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,177,681	$617,394	$187,984	$(9,536)	$795,842	$40,167	$(26,861)	$4,986,829
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,597,912	196,298	96,934	(8,848)	284,384	31,019	(1,761)	1,911,554
Selling, general and administrative expense	1,796,624	173,020	64,107	(688)	236,439	6,307	(27,598)	2,011,772
Adjusted OIBDA (3)	783,145	248,076	26,943	―	275,019	2,841	2,498	1,063,503
Depreciation, amortization and accretion expense	570,955	149,375	24,679	―	174,054	1,888	8,752	755,649
Loss on impairment of intangible assets	―	―	―	―	―	―	―	―
(Gain) loss on asset disposals and exchanges, net	10,717	769	362	―	1,131	(76)	(9)	11,763
Operating income (loss)	201,473	97,932	1,902	―	99,834	1,029	(6,245)	296,091
Significant non-operating items:
Equity in earnings of unconsolidated entities	97,318	13	―	―	13	―	743	98,074
Investments in unconsolidated entities	160,847	3,806	―	―	3,806	―	33,269	197,922
Total assets (4)	5,875,549	1,478,085	123,762	―	1,601,847	22,709	196,012	7,696,117
Capital expenditures	$583,134	$137,002	$20,303	$ ―	$157,305	$1,029	$13,564	$755,032

Year Ended or at December 31, 2009
		TDS Telecom				Non-	Other
	U.S.			ILEC/CLEC	TDS Telecom	Reportable	Reconciling
	Cellular	ILEC	CLEC	Eliminations	Total	Segment (1)	Items (2)	Total
(Dollars in thousands)
Operating revenues	$4,213,880	$599,527	$199,375	$(9,050)	$789,852	$46,714	$(30,503)	$5,019,943
Cost of services and products (excluding Depreciation, amortization and accretion reported below)	1,545,847	194,030	104,057	(7,979)	290,108	36,573	(1,865)	1,870,663
Selling, general and administrative expense	1,747,404	170,505	67,108	(1,071)	236,542	7,126	(26,641)	1,964,431
Adjusted OIBDA (3)	920,629	234,992	28,210	―	263,202	3,015	(1,997)	1,184,849
Depreciation, amortization and accretion expense	564,935	142,913	24,403	―	167,316	2,542	9,454	744,247
Loss on impairment of intangible assets	14,000	―	―	―	―	―	―	14,000
(Gain) loss on asset disposals and exchanges, net	16,169	1,949	452	―	2,401	100	88	18,758
Operating income (loss)	325,525	90,130	3,355	―	93,485	373	(11,539)	407,844
Significant non-operating items:
Equity in earnings of unconsolidated entities	96,800	17	―	―	17	―	(6,085)	90,732
Investments in unconsolidated entities	161,481	3,660	―	―	3,660	―	38,658	203,799
Total assets (4)	5,716,848	1,463,275	125,508	―	1,588,783	24,372	245,309	7,575,312
Capital expenditures	$546,758	$98,297	$22,240	―	120,537	$346	$3,524	$671,165

  Represents Suttle-Straus and, as of September 23, 2011, Airadigm. See Note 8—Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Consists of corporate operations and inter-segment eliminations.

  Adjusted OIBDA is defined as operating income excluding the effects of: depreciation, amortization and accretion (OIBDA); the net gain or loss on asset disposals and exchanges (if any); and the loss on impairment of assets (if any). Adjusted OIBDA is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. This amount may also be commonly referred to by management as operating cash flow. This amount should not be confused with Cash flows from operating activities, which is a component of the Consolidated Statement of Cash Flows. Adjusted OIBDA excludes the net gain or loss on asset disposals and exchanges and loss on impairment of assets (if any), in order to show operating results on a more comparable basis from period to period. TDS does not intend to imply that any of such amounts that are excluded are non-recurring, infrequent or unusual. Accordingly you should be aware that TDS may incur such amounts in the future.

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash and Total assets for the years ended December 31, 2010 and 2009. The amounts herein have been revised to reflect the proper amounts. See Note 2 ― Revision of Prior Period Amounts for additional information.